AB Impact Municipal Income Shares

Portfolio of Investments

July 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 90.9%
Long-Term Municipal Bonds - 89.7%
American Samoa - 1.1%
American Samoa Economic Development Authority (Territory of American Samoa)
6.00%, 9/01/23 (a)	$1,735	$1,805,493

California - 14.5%
Alameda Corridor Transportation Authority
Series 2016A
5.00%, 10/01/22	725	802,488
Series 2016B
5.00%, 10/01/35-10/01/36	2,095	2,440,616
California Educational Facilities Authority (Mount St. Mary’s University, Inc.)
Series 2018A
5.00%, 10/01/36-10/01/46	3,155	3,770,026
California School Finance Authority (Bright Star Schools Obligated Group)
Series 2017
5.00%, 6/01/37-6/01/54 (a)(b)	850	913,943
California School Finance Authority (Downtown College Prep Obligated Group)
Series 2016
5.00%, 6/01/51 (a)(b)	250	265,723
California School Finance Authority (Ednovate Obligated Group)
Series 2018
5.00%, 6/01/48-6/01/56 (a)(b)	2,085	2,214,094
California School Finance Authority (Equitas Academy Obligated Group)
Series 2018A
5.00%, 6/01/48 (a)(b)	3,750	4,121,400
California School Finance Authority (Green Dot Public Schools Obligated Group)
Series 2018
5.00%, 8/01/38 (a)	1,000	1,170,440
California Statewide Communities Development Authority (Loma Linda University Medical Center)
5.25%, 12/01/48 (a)	500	574,785
Series 2016A
5.00%, 12/01/41 (a)	1,190	1,327,671
Series 2018A
5.25%, 12/01/43 (a)	2,640	3,064,670
5.50%, 12/01/58 (a)	660	767,547
Coalinga-Huron Joint Unified School District
BAM Series 2018B
5.00%, 8/01/48	500	589,820
Golden Empire Schools Financing Authority (Kern High School District)
Series 2018
5.00%, 5/01/21	1,195	1,276,487
Port of Los Angeles
Series 2014A

	Principal Amount (000)	U.S. $ Value
5.00%, 8/01/21	$355	$381,543

		23,681,253

Connecticut - 2.7%
City of Bridgeport CT
Series 2017A
5.00%, 11/01/25	525	616,990
BAM Series 2018C
5.00%, 7/15/36-7/15/38	1,620	1,915,976
BAM Series 2019A
5.00%, 2/01/35	1,500	1,797,945

		4,330,911

District of Columbia - 1.6%
District of Columbia (KIPP DC Obligated Group)
Series 2017A
5.00%, 7/01/42	785	902,860
Series 2017B
5.00%, 7/01/37	625	729,425
District of Columbia Water & Sewer Authority
Series 2016A
5.00%, 10/01/35	820	971,848

		2,604,133

Florida - 2.5%
School District of Broward County/FL (Broward County School Board/FL COP)
Series 2017B
5.00%, 7/01/32	500	607,835
Series 2019B
5.00%, 7/01/29	2,750	3,544,667

		4,152,502

Georgia - 0.1%
Atlanta Development Authority (Atlanta Development Authority Lease)
Series 2017
2.061%, 12/01/21	230	229,784

Illinois - 0.8%
Cook County Community College District No. 508
Series 2013
5.25%, 12/01/43	605	636,538
BAM Series 2017
5.00%, 12/01/47	620	703,012

		1,339,550

Kansas - 0.4%
Seward County Unified School District No. 480 Liberal
Series 2017B
5.00%, 9/01/28	555	659,495

Massachusetts - 7.1%
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group)
Series 2015D

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/44	$3,095	$3,434,119
Series 2016E
5.00%, 7/01/37	765	873,163
Series 2017F
5.00%, 7/01/30	1,475	1,750,412
Massachusetts Development Finance Agency (Wellforce Obligated Group)
AGM Series 2019A
5.00%, 7/01/39-7/01/44	3,895	4,592,794
Massachusetts Development Finance Agency (WGBH Educational Foundation)
Series 2017A
4.00%, 1/01/32	825	945,302

		11,595,790

Michigan - 7.6%
Center Line Public Schools
Series 2018
5.00%, 5/01/38	895	1,074,152
City of Detroit MI
5.00%, 4/01/32-4/01/37	4,505	4,974,367
Downriver Utility Wastewater Authority
AGM Series 2018
5.00%, 4/01/43	1,515	1,770,171
Grand Rapids Public Schools
AGM
5.00%, 11/01/40	1,800	2,185,182
AGM Series 2017
5.00%, 5/01/27	200	249,730
Great Lakes Water Authority Water Supply System Revenue
Series 2016B
5.00%, 7/01/46	1,225	1,405,051
Series 2016C
5.00%, 7/01/26	695	853,842

		12,512,495

Minnesota - 0.6%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Metro Deaf School)
Series 2018A
5.00%, 6/15/48 (a)(b)	1,000	1,028,600

Missouri - 0.1%
St. Louis Community College District
Series 2017
4.00%, 4/01/35	200	222,840

Montana - 1.5%
City of Missoula MT Water System Revenue
Series 2019A
4.00%, 7/01/37-7/01/44	2,180	2,408,784

Nevada - 1.5%
Clark County School District
Series 2017C
5.00%, 6/15/26-6/15/33	2,000	2,427,169

	Principal Amount (000)	U.S. $ Value
New Jersey - 5.9%
New Jersey Economic Development Authority (Foundation Academy Charter School A NJ Nonprofit Corp.)
Series 2018A
5.00%, 7/01/50	$1,000	$1,107,710
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.)
Series 2017
5.00%, 7/15/47	1,170	1,296,886
New Jersey Economic Development Authority (Seeing Eye, Inc. (The))
Series 2015
5.00%, 3/01/25	3,205	3,804,976
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease)
Series 2018C
5.00%, 6/15/27-6/15/42	1,645	1,897,048
New Jersey Health Care Facilities Financing Authority (St. Joseph’s Healthcare System Obligated Group)
Series 2016
5.00%, 7/01/41	1,335	1,507,963

		9,614,583

New York - 4.1%
Build NYC Resource Corp. (Children’s Aid Society (The))
4.00%, 7/01/44 (c)	550	610,005
Build NYC Resource Corp. (Inwood Academy for Leadership Charter School)
Series 2018A
5.50%, 5/01/48 (a)(b)	500	536,165
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School)
5.00%, 6/01/52 (a)	1,260	1,354,513
Series 2017A
5.00%, 6/01/47 (a)	725	781,325
Metropolitan Transportation Authority
Series 2018B
5.00%, 5/15/20	2,175	2,238,619
New York City Housing Development Corp.
Series 2017E
1.50%, 5/01/22	230	232,049
New York State Dormitory Authority (Montefiore Obligated Group)
Series 2018
5.00%, 8/01/34	750	907,050

		6,659,726

North Carolina - 3.3%
North Carolina Central University
4.00%, 4/01/49	2,270	2,480,747

	Principal Amount (000)	U.S. $ Value
5.00%, 4/01/44	$2,500	$2,983,150

		5,463,897

Ohio - 5.6%
American Municipal Power, Inc.
Series 2019A
5.00%, 2/15/44	2,150	2,551,104
County of Cuyahoga/OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	4,365	4,896,308
5.25%, 2/15/47	1,500	1,710,045

		9,157,457

Oklahoma - 3.2%
Oklahoma County Finance Authority (Oklahoma County Independent School District No. 52 Midwest City-Del City)
Series 2018
5.00%, 10/01/24	1,120	1,317,019
Oklahoma Development Finance Authority (OU Medicine Obligated Group)
Series 2018B
5.50%, 8/15/57	3,365	3,988,636

		5,305,655

Oregon - 0.8%
Tri-County Metropolitan Transportation District of Oregon
Series 2017A
5.00%, 10/01/26	865	1,066,242
Series 2018A
5.00%, 10/01/29	250	312,405

		1,378,647

Pennsylvania - 13.5%
Capital Region Water Water Revenue
Series 2018
5.00%, 7/15/25-7/15/26	1,510	1,817,997
City of Philadelphia PA Water & Wastewater Revenue
Series 2018A
5.00%, 10/01/48	3,050	3,637,674
Delaware County Authority (Elwyn Obligated Group)
Series 2017
5.00%, 6/01/37	825	912,599
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/32-7/01/34	1,115	1,267,016
Philadelphia Authority for Industrial Development (City of Philadelphia PA)
Series 2018
5.00%, 5/01/36-5/01/38	4,010	4,813,227

	Principal Amount (000)	U.S. $ Value
AGM Series 2017
5.00%, 12/01/35	$200	$238,748
Pittsburgh Water & Sewer Authority
AGM Series 2019A
5.00%, 9/01/44	2,000	2,429,540
School District of the City of Erie (The)
AGM Series 2019A
5.00%, 4/01/31	405	504,407
AGM Series 2019C
5.00%, 4/01/28-4/01/29	2,850	3,565,815
State Public School Building Authority (Community College of Philadelphia)
BAM Series 2018
5.00%, 6/15/21	1,000	1,068,290
Wilkes-Barre Area School District/PA
BAM
5.00%, 4/15/59	1,620	1,900,471

		22,155,784

Texas - 0.7%
El Paso County Hospital District
Series 2017
5.00%, 8/15/37	370	415,843
Newark Higher Education Finance Corp. (Austin Achieve Public Schools, Inc.)
Series 2018
5.00%, 6/15/48 (b)	735	754,103

		1,169,946

Utah - 2.6%
Ogden City School District Municipal Building Authority (Ogden City School District)
Series 2018
5.00%, 1/15/38	3,490	4,182,625

Washington - 2.5%
Pend Oreille County Public Utility District No. 1 Box Canyon
Series 2018
5.00%, 1/01/44	3,600	4,134,780

West Virginia - 3.1%
Morgantown Utility Board, Inc.
BAM Series 2018B
5.00%, 12/01/43	2,555	3,054,068
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
Series 2017A
5.00%, 6/01/47	1,775	2,046,149

		5,100,217

Wisconsin - 2.3%
Milwaukee Redevelopment Authority (Milwaukee Public Schools Lease)
Series 2017
5.00%, 11/15/25	200	241,370

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group)
Series 2016
5.125%, 6/01/48 (a)(b)	$100	$103,634
Wisconsin Public Finance Authority (NC A&T Real Estate Foundation LLC)
5.00%, 6/01/44	2,950	3,336,214

		3,681,218

Total Long-Term Municipal Bonds (cost $139,151,286)		147,003,334

SHORT-TERM MUNICIPAL NOTES - 1.2%
California - 1.2%
California Infrastructure & Economic Development Bank (California Academy of Sciences)
Series 2018C
1.968% (LIBOR 1 Month + 0.38%), 8/01/47 (d) (cost $2,000,000)	2,000	2,003,840

Total Municipal Obligations (cost $141,151,286)		149,007,174

CORPORATES - INVESTMENT GRADE - 3.4%
Financial Institutions - 3.1%
Finance - 3.1%
Low Income Investment Fund
Series 2019
3.711%, 7/01/29	5,000	5,132,972

Industrial - 0.3%
Consumer Non-Cyclical - 0.3%
YMCA of Greater New York
Series 2018
3.985%, 8/01/22	500	516,542

Total Corporates - Investment Grade (cost $5,500,000)		5,649,514

	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 4.4%
Investment Companies - 4.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.31% (e)(f)(g) (cost $7,155,678)	7,155,678	$7,155,678

Total Investments - 98.7% (cost $153,806,964) (h)		161,812,366
Other assets less liabilities - 1.3%		2,129,096

Net Assets - 100.0%		$163,941,462

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate market value of these securities amounted to $20,030,003 or 12.2% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	When-Issued or delayed delivery security.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2019.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of July 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,005,618 and gross unrealized depreciation of investments was $(216), resulting in net unrealized appreciation of $8,005,402.

As of July 31, 2019, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 17.8% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
COP	-	Certificate of Participation

AB Impact Municipal Income Shares

July 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$137,065,672		$9,937,662		$147,003,334
Short-Term Municipal Notes		– 0	–	2,003,840		– 0	–	2,003,840
Corporates - Investment Grade		– 0	–	5,649,514		– 0	–	5,649,514
Short-Term Investments		7,155,678		– 0	–	– 0	–	7,155,678

Total Investments in Securities		7,155,678		144,719,026		9,937,662		161,812,366
Other Financial Instruments (a)		– 0	–	– 0	–	– 0	–	– 0	–

Total		$7,155,678		$144,719,026		$9,937,662		$161,812,366

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 4/30/19	$9,624,674		$9,624,674
Accrued discounts/(premiums)	(4,368)		(4,368)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	317,356		317,356
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/19	$9,937,662		$9,937,662

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19	$317,356		$317,356

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2019 is as follows:

Fund	Market Value 4/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,190	$25,150	$23,184	$7,156	$0